COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)	1 Months Ended		6 Months Ended		8 Months Ended	12 Months Ended
	Oct. 19, 2021	Aug. 17, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Preferred Stock, Shares Authorized			59,504,853		59,504,853	59,504,853	59,504,853
Subscription Agreements [Member] | Common Class B [Member]
Ordinary shares, Shares Authorized			20,000,000
Founder Spac [Member]
Proceeds from Initial Public Offering	$ 320,993,750		$ 316,250,000		$ 316,250,000	$ 316,250,000
Preferred Stock, Shares Authorized			1,000,000		1,000,000	1,000,000
Preferred Stock, Par Value Per Share			$ 0.0001		$ 0.0001	$ 0.0001
Founder Spac [Member] | Common Class A [Member]
Ordinary shares, Shares Authorized			479,000,000		479,000,000	479,000,000
Ordinary shares, Par Value Per Share			$ 0.0001		$ 0.0001	$ 0.0001
Founder Spac [Member] | Common Class B [Member]
Ordinary shares, Shares Authorized			20,000,000		20,000,000	20,000,000
Ordinary shares, Par Value Per Share			$ 0.0001		$ 0.0001	$ 0.0001
Founder Spac [Member] | Subscription Agreements [Member]
Preferred Stock, Shares Authorized			1,000,000
Preferred Stock, Par Value Per Share			$ 0.0001
Founder Spac [Member] | Subscription Agreements [Member] | Common Class A [Member]
Ordinary shares, Shares Authorized			479,000,000
Ordinary shares, Par Value Per Share			$ 0.0001
Temporary Equity, Shares Issued			31,625,000
Temporary Equity, Shares Outstanding			31,625,000
Founder Spac [Member] | Subscription Agreements [Member] | Common Class B [Member]
Ordinary shares, Par Value Per Share			$ 0.0001
Temporary Equity, Shares Issued			7,906,250
Temporary Equity, Shares Outstanding			7,906,250
Over-Allotment Option [Member] | Founder Spac [Member]
Number of Over-Allotment Units				4,125,000	4,125,000
Sale of units in initial public offering	4,125,000			4,125,000	4,125,000
IPO [Member] | Founder Spac [Member]
Sale of units in initial public offering	31,625,000	31,625,000
Percentage of cash underwriting discount				2.00%	2.00%
Proceeds from Initial Public Offering				$ 6,325,000	$ 6,325,000
Percentage of underwriters deferred fee				3.50%	3.50%
Proceeds from initial public offering for deferred fee				$ 11,068,750	$ 11,068,750
IPO [Member] | Founder Spac [Member] | Public Warrants [Member]
Warrants issued			15,812,500		15,812,500
IPO [Member] | Founder Spac [Member] | Private Placement Warrants [Member]
Warrants issued			14,204,375		14,204,375
IPO [Member] | Founder Spac [Member] | Common Class A [Member]
Sale of units in initial public offering	27,500,000
IPO [Member] | Founder Spac [Member] | Subscription Agreements [Member] | Public Warrants [Member]
Warrants issued			15,812,500
IPO [Member] | Founder Spac [Member] | Subscription Agreements [Member] | Private Placement Warrants [Member]
Warrants issued			14,204,375